Apr-28-05 09:53am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-760 P.002/002 F-046

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05048767

NYSE

Cert NYS

1-12551

April 28, 2005

APR 28 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Cenveo, Inc., Preferred Share Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 28, 2005.

Sincerely,

Paras Madho

PROCESSED
MAY 02 2005
THOMSON
FINANCIAL